Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Cash and cash equivalents

6.    Cash and cash equivalents

As of December 31, 2019 and 2018, cash and cash equivalents are as follows:

Cash and cash equivalents

in € THOUS

	2019	2018
Cash	768,706	831,885
Securities and time deposits	239,017	1,313,747
Cash and cash equivalents	1,007,723	2,145,632

The cash and cash equivalents disclosed in the table above, and respectively in the consolidated statement of cash flows, include at December 31, 2019 an amount of €18,820 (2018: €5,002) from collateral requirements towards an insurance company in North America that are not available for use.